TAXES ON INCOME (Reconciliation of Company's Effective Tax Rate to Statutory Tax Rate) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income (loss) before taxes on income	$ (41,895)	$ (86,959)	$ (55,608)
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Income (loss) taxes at statutory rate	$ (9,636)	$ (20,001)	$ (12,790)
Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Preferred Enterprise"	9,128	9,996	2,622
Non-deductible expenses, net	822	1,818	10,745
Increase (decrease) in taxes from prior years, also related to settlement with tax authorities	882	419	(735)
Tax adjustment in respect of foreign subsidiaries' different tax rates	997	(1,120)	(239)
Provision for withholding tax assets	0	2,828	0
Uncertain tax position	(353)	0	0
Changes in valuation allowance	(701)	27,402	1,079
Others	(58)	(61)	76
Income tax expense	$ 1,081	$ 21,281	$ 758
Effective tax rate	(2.60%)	(24.50%)	(1.40%)
Per share amounts (basic and diluted) of the tax benefit resulting from a "Preferred Enterprise"	$ 0.26	$ 0.29	$ (0.04)